TAXES ON INCOME (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes			25.00%	26.50%	26.50%
Operating Loss Carryforwards	[1]		$ 13,371
Effective Income Tax Rate Reconciliation Tax Withholding Percent			90.00%
Income Tax Expense Benefit Continue Operations			$ 159	$ 324	$ 156
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate			25.00%	26.50%	26.50%
Cash and Cash Equivalents, at Carrying Value			$ 75,314	$ 62,188	$ 72,515		$ 35,134
Maximum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes			24.00%
Minimum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes			23.00%
Tax Amendment [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes						16.00%
Non-Israel Subsidiaries [Member]
Income Taxes [Line Items]
Cash and Cash Equivalents, at Carrying Value			$ 18,312
Industrial Companies [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation Tax Withholding Percent			25.00%
Preferred Technology Enterprise [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate		12.00%
Formula Telecom Solutions Ltd [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards			$ 10,535
Europe [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards			$ 3,812

[1]	On November 2016, the Company obtained a loan in the amount of $ 31,356 linked to the New Israel shekel from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.